Revenue - Summary of Contract Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Contract Balance [Abstract]
Trade notes and accounts receivable, net	$ 24,842	$ 811	$ 24,672	$ 23,947
Contract assets
Products and service bundling	9,297		7,956	7,197
Others	1,206		1,256	983
Less : Loss allowance	(21)		(19)	(18)
Contract assets	10,482		9,193	8,162
Current Contract Assets	6,713	219	6,056	5,554
Noncurrent Contract Assets	3,769	123	3,137	2,608
Contract liabilities
Telecommunications business	14,016		14,081	13,144
Project business	6,654		6,586	5,435
Advance land receipts	460		0	0
Others	518		397	495
Contract liabilities	21,648		21,064	19,074
Current Contract Liabilities	14,088	460	13,390	12,234
Noncurrent Contract Liabilities	7,560	$ 247	7,674	6,840
Contract liabilities	$ 21,648		$ 21,064	$ 19,074